Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	cetft_SupplementTextBlock
Supplement dated July 18, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Select Large Cap Growth ETF	3/1/2014
Effective July 14, 2014 (the "Effective Date"), the Fund is no longer classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.  The Fund will be classified as a diversified investment company.  In addition, the following changes are hereby made to the Fund's Prospectus on the Effective Date:
On the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Columbia Select Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the investment manager believes have above-average growth prospects. The Fund invests its net assets in common stocks of U.S. companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $1.4 billion and $469.9 billion as of January 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector, including the information technology and technology-related sectors.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by removing the Non-Diversified Fund Risk disclosure.
The rest of the section remains the same.

Columbia Select Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetft_SupplementTextBlock
Supplement dated July 18, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Select Large Cap Growth ETF	3/1/2014
Effective July 14, 2014 (the "Effective Date"), the Fund is no longer classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.  The Fund will be classified as a diversified investment company.  In addition, the following changes are hereby made to the Fund's Prospectus on the Effective Date:
On the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Columbia Select Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the investment manager believes have above-average growth prospects. The Fund invests its net assets in common stocks of U.S. companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $1.4 billion and $469.9 billion as of January 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector, including the information technology and technology-related sectors.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by removing the Non-Diversified Fund Risk disclosure.
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Columbia Select Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the investment manager believes have above-average growth prospects. The Fund invests its net assets in common stocks of U.S. companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $1.4 billion and $469.9 billion as of January 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector, including the information technology and technology-related sectors.